SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Options, Outstanding Beginning Balance	1,250,000
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 1.10
Options, Granted	150,000	1,250,000
Weighted Average Exercise Price, Granted	$ 1.10	$ 1.10
Options, Exercised
Weighted Average Exercise Price, Exercised
Options, Expired
Weighted Average Exercise Price, Expired
Outstanding Ending Balance	1,400,000	1,250,000
Weighted Average Outstanding Price Ending Balance	$ 1.10	$ 1.10
Exercisable Ending Balance	454,167	133,333
Weighted Average Exercisable Price Ending Balance	$ 1.10	$ 1.10
Option Exercise Price Per Share	$ 1.10	$ 1.10
Options Term	4 years 6 months 10 days	4 years 8 months 1 day